Income Taxes, Expense Reconciliation (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax expense reconciliation
Statutory federal income tax expense		$ (95)	$ 29	$ 141
State income taxes, net of federal benefit	[1]	(4)	3	8
Effect of noncontrolling interests		(2)	(1)	3
Federal income tax rate change	[2]	(254)	0	0
Goodwill impairment	[3]	71	0	0
Other differences, net		(3)	2	5
Total income tax expense (benefit)		$ (287)	$ 33	$ 157
Income tax rate reconciliation
Statutory federal income tax rate		35.00%	35.00%	35.00%
State income taxes, net of federal benefit	[1]	1.40%	3.60%	2.10%
Effect of noncontrolling interests		0.80%	(1.10%)	0.60%
Federal income tax rate change	[2]	93.30%	0.00%	0.00%
Goodwill impairment	[3]	(26.20%)	0.00%	0.00%
Other differences, net		1.20%	2.20%	1.00%
Total income tax rate		105.50%	39.70%	38.70%

[1]	State income taxes, net of federal benefit, include changes in unrecognized tax benefits as well as adjustments to the valuation allowance.
[2]	Federal income tax rate change due to the Tax Act reducing the federal income tax rate from 35% to 21% and a corresponding reduction to the deferred tax liability. The amount is slightly different from the total impact of the federal tax rate change because the rate change also impacts the amount of State income taxes, net of federal benefit.
[3]	Goodwill impairment reflects an adjustment to increase income tax expense by $71 million related to a portion of the impaired goodwill that is not amortizable for income tax purposes. See Note 7 — Intangible Assets for additional information related to the goodwill impairment.